Summary Of Accounting Policies (Schedule Of Depreciable Lives Used For Principal Depreciable Asset Classifications) (Detail)	12 Months Ended
Dec. 31, 2012
American Jet Aircraft And Engines [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life (in years)	20 years
American Jet Aircraft And Engines [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life (in years)	30 years
Other Regional Aircraft And Engines [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life (in years)	16 years
Other Regional Aircraft And Engines [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life (in years)	20 years
Major Rotable Parts, Avionics And Assemblies [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Life of equipment to which applicable
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Lesser of remaining lease term or expected useful life
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life (in years)	5 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life (in years)	30 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life (in years)	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life (in years)	10 years
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life (in years)	5 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life (in years)	10 years